Goldman Sachs Real Estate Securities Fund Average Annual Total Returns - Class A C Inst Serv Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE NAREIT All Equity REITs Index (Total Return, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		2.27%	4.85%	5.76%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.81%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		(6.05%)	3.82%	3.57%
Performance Inception Date	Jul. 27, 1998
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(12.83%)	0.98%	0.25%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.70%	2.65%	2.15%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		(2.40%)	4.18%	3.37% [1]
Performance Inception Date	Jul. 27, 1998
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.21%)	5.34%	4.54%
Performance Inception Date	Jul. 27, 1998
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.68%)	4.85%	4.02%
Performance Inception Date	Jul. 27, 1998
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.38%)	5.23%	4.41%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.75%)	4.72%	3.89%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		(0.19%)	5.35%	4.54%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.